Accounts receivable, net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable, gross	$ 21,612,790	$ 42,200,500
Less: allowance for doubtful accounts	(5,451,138)	(194,862)
Accounts receivable, net	$ 16,161,652	$ 42,005,638